Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of ROU Assets and Lease Liabilities
The following table reflects the Company’s ROU assets and lease liabilities as of December 31:

	2023	2022
Assets:
Operating lease ROU assets, net	$1,267,121	$1,572,323

Liabilities:
Operating lease liabilities, current	$361,305	$313,448
Operating lease liabilities	1,062,633	1,423,938

	$1,423,938	$1,737,386

Schedule of Supplemental Cash Flow Information Related to Operating Leases
The following table presents supplemental cash flow information related to the Company’s operating leases for the years ended December 31:

	2023	2022
Operating cash flows from operating leases	$441,111	$428,263

Schedule of Maturity of Operating Lease Liabilities
As of December 31, 2023, the maturity of operating lease liabilities was as follows:

Year ending December 31:
2024	$462,295
2025	476,164
2026	490,449
2027	206,864

Total payments	1,635,772
Less: Interest	(211,834)

Present value of obligations	$1,423,938